First-time adoption - Summary of Impact on Post Employment Benefits Due to First Time Adoption of IFRS (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Impact On Post Employment Benefits Before Considering Tax Effect Due To First Time Adoption Of IFRS [Line Items]
Other non-current assets	¥ 289,050	¥ 207,489	¥ 167,795
Defined benefit liabilities	(254,548)	(267,222)	(329,621)
Accumulated other comprehensive income	(1,222,332)	(1,520,257)	(979,476)
Cost of sales	(5,845,804)	(5,065,879)
Selling, general and administrative	(1,588,473)	(1,473,154)
Financial expenses	¥ (104,140)	(41,082)
Adjustment to Recognition And Measurement Differences [Member]
Impact On Post Employment Benefits Before Considering Tax Effect Due To First Time Adoption Of IFRS [Line Items]
Other non-current assets		(16,398)	(16,636)
Defined benefit liabilities		(755)	(611)
Accumulated other comprehensive income		(2,044,277)	(1,560,456)
Cost of sales		2,867
Selling, general and administrative		(3,138)
Financial expenses		2,842
Adjustment to Recognition And Measurement Differences [Member] | Impact Of Change in Post Employment Benefits Before Considering Tax Effect [Member]
Impact On Post Employment Benefits Before Considering Tax Effect Due To First Time Adoption Of IFRS [Line Items]
Other non-current assets		(17,083)	(16,829)
Defined benefit liabilities		(62)	30
Accumulated other comprehensive income		(277,379)	(300,385)
Adjustment to retained earnings		(294,524)	¥ (317,184)
Cost of sales		(2,193)
Selling, general and administrative		(244)
Financial expenses		9,476
Increase (decrease) in adjustment to income before income taxes		¥ 7,039